Shareholder Report, Holdings (Details)	May 31, 2025
C000121983 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000121983 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121983 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121983 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121983 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121983 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121983 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121983 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121983 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121983 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000121983 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121983 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000121983 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121983 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000121983 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000121983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121983 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000121983 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000121984 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000121984 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121984 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121984 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121984 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121984 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121984 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121984 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121984 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121984 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000121984 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121984 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000121984 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000121984 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000121984 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000121984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121984 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000121984 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)